Expense Example {- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-14 - Fidelity New York Municipal Income Fund	Apr. 01, 2021 USD ($)
Fidelity Advisor New York Municipal Income Fund: Class A
Expense Example:
1 year	$ 476
3 years	639
5 years	816
10 years	1,327
Fidelity Advisor New York Municipal Income Fund: Class M
Expense Example:
1 year	474
3 years	630
5 years	800
10 years	1,293
Fidelity Advisor New York Municipal Income Fund: Class C
Expense Example:
1 year	254
3 years	477
5 years	824
10 years	1,802
Fidelity Advisor New York Municipal Income Fund: Class I
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	665
Fidelity Advisor New York Municipal Income Fund: Class Z
Expense Example:
1 year	44
3 years	138
5 years	241
10 years	$ 542